UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jay Fitton
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          513-629-8104

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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

CrossingBridge Low Duration High Yield Fund
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 EUROPEAN LINGERIE GROUP AS                                                                  Agenda Number:  713957011
--------------------------------------------------------------------------------------------------------------------------
        Security:  W3R39XAA0
    Meeting Type:  OTH
    Meeting Date:  11-May-2021
          Ticker:
            ISIN:  SE0010831792
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT BENEFICIAL OWNER DETAILS                 Non-Voting
       IS REQUIRED FOR THIS MEETING. IF NO
       BENEFICIAL OWNER DETAILS IS PROVIDED, YOUR
       INSTRUCTION MAY BE REJECTED. THANK YOU.

CMMT   PLEASE NOTE THAT SHAREHOLDER DETAILS ARE                  Non-Voting
       REQUIRED TO VOTE AT THIS MEETING. IF NO
       SHAREHOLDER DETAILS ARE PROVIDED, YOUR
       INSTRUCTION MAY CARRY A HEIGHTENED RISK OF
       BEING REJECTED. THANK YOU

CMMT   PLEASE NOTE THAT THIS IS A WRITTEN CONSENT,               Non-Voting
       A PHYSICAL MEETING IS NOT BEING HELD FOR
       THIS COMPANY. THEREFORE, IF YOU WISH TO
       VOTE, YOU MUST RETURN YOUR INSTRUCTIONS BY
       THE INDICATED CUTOFF DATE. THANK YOU

1      THE BONDHOLDERS ARE HEREBY REQUESTED TO                   Mgmt          For                            For
       APPROVE THE REQUESTS SET FORTH IN SECTIONS
       4.1 (APPROVAL OF THE REQUEST), 4.2 (WAIVER
       OF EVENTS OF DEFAULTS) AND 4.3
       (AUTHORISATION OF THE AGENT AND THE
       BONDHOLDER COMMITTEE) BELOW (THE
       "REQUEST"). 4.1 APPROVAL OF THE REQUEST THE
       BONDHOLDERS ARE HEREBY REQUESTED TO APPROVE
       THAT THE RESTRUCTURING (AS DESCRIBED IN
       SECTION 2 (THE RESTRUCTURING) ABOVE), AND
       ALL ACTIONS NECESSARY IN CONNECTION
       THEREWITH, IS CARRIED OUT AND COMPLETED,
       ESSENTIALLY AS DESCRIBED IN THIS NOTICE,
       INCLUDING, BUT NOT LIMITED TO, THE TRANSFER
       OF 30.00 PER CENT. OF THE SHARES IN SIA ELG
       TO THE BUYER, THE REGISTRATION OF SECOND
       RANKING (OR FIRST RANKING, WHERE THE
       SECURITY IS NOT ALREADY PLEDGED TO THE
       AGENT FOR AND ON BEHALF OF THE BONDHOLDERS)
       PLEDGES IN FAVOUR OF THE BANK OVER THE
       RELEVANT BANK SECURITY, THE RELEASE OF
       TRANSACTION SECURITY, INCLUDING THE ISSUER
       SHARE PLEDGE AND THE SIA ELG SHARE PLEDGE,
       THE BOND REPAYMENT AND THE WRITE DOWN. FOR
       THE AVOIDANCE OF DOUBT, THIS ALSO INCLUDES
       THAT THE BONDHOLDERS ARE REQUESTED TO WAIVE
       ANY BREACH OF THE TERMS AND CONDITIONS FOR
       THE BONDS, OCCURRING DURING THE LOCK-UP
       PERIOD AS A RESULT OF THE RESTRUCTURING.
       4.2 WAIVER OF EVENTS OF DEFAULT THE
       BONDHOLDERS' APPROVAL OF THE REQUEST SHALL
       CONSTITUTE A REQUIRED WAIVER IN RELATION TO
       ANY AND ALL EVENTS OF DEFAULT OR ANY BREACH
       OF THE ISSUER'S OBLIGATIONS UNDER THE TERMS
       AND CONDITIONS, WHICH HAVE OCCURRED IN THE
       PAST AND ARE CONTINUING, INCLUDING BUT NOT
       LIMITED TO THE NON-PAYMENT OF INTEREST AND
       BREACH OF FINANCIAL COVENANTS SET OUT IN
       THE STANDSTILL LETTER, OR WHICH COULD
       OTHERWISE OCCUR UP TO OR DUE TO THE
       IMPLEMENTATION OF THE REQUEST AND/OR THE
       RESTRUCTURING. THE BONDHOLDERS' APPROVAL OF
       THE REQUEST SHALL ALSO CONSTITUTE A
       REQUIRED WAIVER IN RELATION TO THE
       REQUIREMENT IN CLAUSE 11.1(A)(I) OF THE
       TERMS AND CONDITIONS TO MAKE THE ANNUAL
       AUDITED CONSOLIDATED FINANCIAL STATEMENTS
       AVAILABLE ON THE WEBSITE OF THE GROUP
       WITHIN 4 MONTHS AFTER THE END OF THE
       FINANCIAL YEAR 2020. 4.3 AUTHORISATION OF
       THE AGENT AND THE BONDHOLDER COMMITTEE THE
       BONDHOLDERS ARE HEREBY REQUESTED TO
       APPROVE: (1) THAT THE AGENT IS IRREVOCABLY,
       UNCONDITIONALLY AND EXCLUSIVELY FULLY
       AUTHORISED ON BEHALF OF THE BONDHOLDERS (AS
       APPLICABLE): A. TO AGREE TO THE RELEASE OF
       TRANSACTION SECURITY, INCLUDING THE ISSUER
       SHARE PLEDGE AND THE SIA ELG SHARE PLEDGE,
       IN ACCORDANCE WITH THIS NOTICE OR OTHERWISE
       AS REQUIRED TO THE COMPLETE THE
       RESTRUCTURING; B. TO AGREE TO THE TRANSFER
       OF 30.00 PER CENT. OF THE SHARES IN SIA ELG
       TO THE BUYER; C. TO AGREE TO THE
       REGISTRATION OF SECOND RANKING (OR FIRST
       RANKING, WHERE THE SECURITY IS NOT ALREADY
       PLEDGED TO THE AGENT FOR AND ON BEHALF OF
       THE BONDHOLDERS) PLEDGES IN FAVOUR OF THE
       BANK OVER THE RELEVANT BANK SECURITY; D. TO
       AGREE TO WRITE DOWN THE CLAIMS UNDER THE
       BONDS AGAINST THE ISSUER IN AN AMOUNT EQUAL
       TO THE REMAINING OUTSTANDING NOMINAL AMOUNT
       OF THE BONDS OF EUR 19,000,000 AFTER THE
       BOND REPAYMENT AND ANY ACCRUED AND UNPAID
       INTEREST UNDER THE BONDS AND ENTER INTO A
       VOLUNTARY COMPOSITION AGREEMENT (ON BEHALF
       OF THE BONDHOLDERS) REGARDING THE WRITE
       DOWN; E. TO TAKE ANY ACTION WITH RESPECT TO
       THE BONDHOLDERS' OR THEIR NOMINEES'
       ACCOUNTS WITH THE CSD TO EXECUTE THE
       RESTRUCTURING, INCLUDING BUT NOT LIMITED TO
       GIVING INSTRUCTIONS TO WRITE DOWN AND/OR
       REDUCE THE NOMINAL AMOUNT OF THE BONDS IN
       ACCORDANCE WITH THIS NOTICE (AS
       APPLICABLE); F. TO TAKE ANY FURTHER ACTIONS
       THAT ARE DEEMED NECESSARY AND RELEVANT IN
       RELATION TO THE ABOVE OR TO COMPLETE THE
       RESTRUCTURING OR THE ALTERED RESTRUCTURING
       (AS DEFINED BELOW), AS THE CASE MAY BE (IN
       THE SOLE DISCRETION OF THE AGENT),
       INCLUDING BUT NOT LIMITED TO ENTERING INTO
       ALL DOCUMENTS (INCLUDING, BUT NOT LIMITED
       TO, AGREEMENTS, UNDERTAKING LETTERS AND
       RELEASE LETTERS) RELATED TO THE BONDS AND
       ANY OTHER DOCUMENTS RELEVANT FOR THE
       RESTRUCTURING OR THE ALTERED RESTRUCTURING
       FOR AND ON BEHALF OF THE BONDHOLDERS,
       INCLUDING TO ISSUE ANY CONSENT (ON BEHALF
       OF THE BONDHOLDERS) REQUIRED TO BE ISSUED
       TO THE BANK OR THE BUYER UNDER THE
       RESTRUCTURING AGREEMENTS; AND G. TO ISSUE
       THE RELEVANT WRITTEN CONFIRMATIONS TO THE
       BANK IN ACCORDANCE WITH THE RESTRUCTURING
       AGREEMENTS (INCLUDING, BUT NOT LIMITED TO,
       A CONFIRMATION THAT THE APPROVAL OF THE
       REQUEST AS SET OUT IN THIS WRITTEN
       PROCEDURE HAS BEEN OBTAINED). (2) THAT THE
       AGENT, UNTIL THE EXPIRY OF THE LOCK-UP
       PERIOD IS IRREVOCABLY, IS UNCONDITIONALLY
       AND EXCLUSIVELY FULLY AUTHORISED ON BEHALF
       OF THE BONDHOLDERS, UPON THE WRITTEN
       INSTRUCTION OF THE BONDHOLDER COMMITTEE: A.
       TO ALTER THE RESTRUCTURING, INCLUDING BUT
       NOT LIMITED TO CHANGING THE TERMS AND
       CONDITIONS OF, OR THE STRUCTURE FOR, THE
       RESTRUCTURING, AS LONG AS THE RESULTS OF
       SUCH ALTERED RESTRUCTURING IS MAINLY THE
       SAME AS THE RESULT OF THE CONTEMPLATED
       RESTRUCTURING AS DESCRIBED IN THIS NOTICE
       (THE "ALTERED RESTRUCTURING"); AND B. TO
       TAKE ANY AND ALL OTHER DECISIONS AND/OR
       ACTIONS, WITH BINDING EFFECT ON ALL OF THE
       BONDHOLDERS, THAT ARE DEEMED NECESSARY AND
       RELEVANT IN ORDER TO COMPLETE THE
       RESTRUCTURING OR THE ALTERED RESTRUCTURING,
       AS THE CASE MAY BE; (3) THAT THE TERMS AND
       THE CONDITIONS OF THE MTA AS DESCRIBED IN
       THIS NOTICE IS APPROVED AND RATIFIED AND
       THAT THE BONDHOLDER COMMITTEE IS DULY
       AUTHORISED TO REPRESENT EACH BONDHOLDER IN
       CONNECTION WITH THE MTA; (4) THAT THE AGENT
       AND EACH MEMBER OF THE BONDHOLDER
       COMMITTEE, (I) WITH RESPECT TO THE ACTIONS
       TAKEN PRIOR TO THIS NOTICE WITH RESPECT TO
       THE RESTRUCTURING AS SET OUT IN THIS NOTICE
       AND (II) WHEN ACTING IN ACCORDANCE WITH THE
       AUTHORISATION INSTRUCTIONS SET OUT IN THIS
       NOTICE, ARE FULLY DISCHARGED FROM ANY
       LIABILITY WHATSOEVER, PROVIDED THAT THE
       AGENT OR THE MEMBERS OF THE BONDHOLDER
       COMMITTEE, AS THE CASE MAY BE, HAVE NOT
       ACTED WITH GROSS NEGLIGENCE OR WILFUL
       MISCONDUCT, AND THAT THE AGENT AND THE
       BONDHOLDER COMMITTEE SHALL NEVER BE
       RESPONSIBLE FOR INDIRECT LOSS

--------------------------------------------------------------------------------------------------------------------------
INTERNAP HOLDING LLC
--------------------------------------------------------------------------------------------------------------------------

        Security:  LX188387
    Meeting Type:  Special
    Meeting Date:  28-Aug-2020
          Ticker:
            ISIN:

--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To approve the Compensation             			 Mgmt          For                            For
       Arrangements, Including the EIP
2      To approve the LLC Agreement Amendments 			 Mgmt          For                            For
3      To approve the appointment of           			 Mgmt          For                            For
       CohnReznick LLP as the Company's
       independent auditor

--------------------------------------------------------------------------------------------------------------------------
INTERNAP HOLDING LLC
--------------------------------------------------------------------------------------------------------------------------

        Security:  LX188387
    Meeting Type:  Special
    Meeting Date:  13-Nov-2020
          Ticker:
            ISIN:

--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To approve the appointment of Odus      			 Mgmt          For                            For
       Wittenburg to the INAP Board of
       Directors

--------------------------------------------------------------------------------------------------------------------------
 MPC CONTAINER SHIPS INVEST B.V.                                                             Agenda Number:  712857020
--------------------------------------------------------------------------------------------------------------------------
        Security:  R4S03TAA4
    Meeting Type:  BOND
    Meeting Date:  03-Jul-2020
          Ticker:
            ISIN:  NO0010805872
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THERE IS A MINIMUM TO                    Non-Voting
       VOTE: 200000 AND MULTIPLE: 100000

1      APPROVAL OF THE SUMMONS                                   Mgmt          Against                        Against

2      APPROVAL OF THE AGENDA                                    Mgmt          Against                        Against

3      ELECTION OF TWO PERSONS TO CO-SIGN THE                    Mgmt          Against                        Against
       MINUTES TOGETHER WITH THE CHAIRMAN

4      REQUEST FOR ADOPTION OF THE PROPOSAL                      Mgmt          Against                        Against



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ John Buckel
Name                 John Buckel
Title                President
Date                 08/13/2021